VARIABLE INTEREST ENTITIES (Details)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Current assets
Cash	¥ 104,125,800	$ 14,359,604	¥ 316,974,857
Notes receivable	3,742,390	516,099	10,828,308
Accounts receivable, net	27,453,415	3,785,999	22,577,980
Inventories, net	6,330,701	873,044	3,894,369
Other receivables, net	2,185,733	301,427	5,501,833
Loans to third parties	123,055,874	16,970,181	50,383,822
Purchase advances, net	2,680,456	369,652	178,208
Contract costs, net	49,572,685	6,836,386	33,858,820
Prepaid expenses	350,119	48,284	420,284
Prepaid expenses - related parties			275,000
Total current assets	504,413,173	69,561,759	445,617,041
Property and equipment, net	24,752,864	3,413,576	25,474,162
Construction in progress			239,739
Intangible assets, net			5,950,000
Long-term other receivables, net	3,640	502	1,564,381
Goodwill			4,730,002
Operating lease right-of-use assets	2,654,900	366,127	6,666,759
Total Assets	531,824,577	73,341,964	490,242,084
LIABILITIES
Short-term bank loans	12,451,481	1,717,138	10,000,000
Business advances to officers and staffs	10,791,721	1,488,246	16,739,989
Other payables	5,819,010	802,478	3,533,918
Other payable- related parties	2,592,395	357,508	2,240,135
Contract liabilities	2,748,365	379,017	2,001,277
Accrued payroll and employees' welfare	2,382,516	328,564	2,250,547
Taxes payable	1,163,006	160,386	2,210,958
Short-term borrowings - related parties	20,018,222	2,760,639	9,009,156
Operating lease liabilities - current	3,066,146	422,841	3,892,774
Total Current Liabilities	61,032,862	8,416,817	52,878,284
Operating lease liabilities - non-current	25,144	3,468	2,184,635
Contract liabilities - non-current			106,000
Total Liabilities	92,673,674	12,780,285	77,357,323
VIE
Current assets
Cash	37,661,118	5,092,821	18,033,666
Restricted cash	731,545	100,885	723,560
Notes receivable	3,742,390	516,099	10,828,308
Accounts receivable, net	27,453,415	3,785,999	22,577,980
Inventories, net	6,330,701	873,044	3,894,369
Other receivables, net	11,618,275	1,602,233	5,500,981
Loans to third parties	37,770,188	5,208,747	30,270,563
Purchase advances, net	1,592,761	219,652	178,208
Contract costs, net	49,572,685	6,836,386	33,858,820
Prepaid expenses	121,329	16,732	165,120
Prepaid expenses - related parties	0	0	275,000
Total current assets	176,594,407	24,252,598	126,306,575
Property and equipment, net	24,752,864	3,413,576	25,474,162
Construction in progress	0	0	239,739
Intangible assets, net	0	0	5,950,000
Long-term other receivables, net	3,640	502	1,564,381
Goodwill	0	0	4,730,002
Operating lease right-of-use assets	2,654,900	366,127	6,666,759
Total Assets	204,005,811	28,032,803	170,931,618
LIABILITIES
Short-term bank loans	12,451,481	1,717,138	10,000,000
Business advances to officers and staffs	10,791,721	1,488,246	12,826,108
Other payables	3,904,135	538,405	1,469,761
Other payable- related parties	1,356,915	187,127	1,061,081
Contract liabilities	2,748,361	379,017	2,001,277
Accrued payroll and employees' welfare	1,048,061	144,534	1,213,040
Intercompany payables	263,935,922	36,398,428	194,373,010
Taxes payable	1,163,237	160,418	2,211,190
Short-term borrowings - related parties	20,018,222	2,760,639	9,009,156
Long-term borrowings - related party - current portion	0	0	999,530
Operating lease liabilities - current	3,066,146	422,841	3,892,774
Total Current Liabilities	320,484,201	44,196,793	239,056,927
Operating lease liabilities - non-current	25,144	3,468	2,184,635
Contract liabilities - non-current	0	0	106,000
Long-term borrowings - related party	0	0	5,511,076
Deferred tax liability	0	0	187,972
Total Liabilities	320,509,345	44,200,261	247,046,610
RECON TECHNOLOGY LTD
Current assets
Cash	236,146,589	32,566,104	296,838,959	$ 40,935,964	¥ 325,116,815	¥ 22,238,980
Other receivables, net	291,525,426	40,203,195	205,224,961
Total current assets	607,708,032	83,806,770	522,428,344
Total Assets	484,787,542	66,855,259	444,861,509
LIABILITIES
Other payables	3,964,912	546,786	7,552,452
Total Current Liabilities	3,964,912	546,786	7,552,452
Total Liabilities	35,580,580	4,906,786	24,229,780
Related party
Current assets
Prepaid expenses	0	0	275,000
Operating lease right-of-use assets	335,976	46,333	765,241
LIABILITIES
Other payables	2,592,395	357,508	2,240,135
Long-term borrowings - related party - current portion			999,530
Operating lease liabilities - current	335,976	46,333	429,265
Operating lease liabilities - non-current	¥ 0	$ 0	335,976
Long-term borrowings - related party			¥ 5,511,076